CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary shares	Additional paid-in capital	Accumulated losses	Accumulated other comprehensive income (loss)	Series A Preferred shares	Series A Preferred shares Preferred shares	Series A Preferred shares Ordinary shares	Series A Preferred shares Additional paid-in capital	Series B Preferred shares	Series B Preferred shares Preferred shares	Series B Preferred shares Ordinary shares	Series B Preferred shares Additional paid-in capital
Balance at Dec. 31, 2010	$ (10,111,581)	$ 4,778	$ 145,805	$ (10,066,759)	$ (195,405)
Balance (in shares) at Dec. 31, 2010		47,775,000
Increase (Decrease) in Shareholders' Equity
Net lncome (loss)	(107,271,525)			(107,271,525)
Repurchase of ordinary shares	(1,837,500)	(184)	(1,837,316)
Repurchase of ordinary shares (in shares)		(1,837,500)
Issuance of shares	1,499,994	30	1,499,964			20,113,898	20,113,898			41,147,021	41,147,021
Issuance of shares (in shares)		297,159					20,212,500				8,166,667
Proceeds from registered capital contributions by shareholders of the VIE	1,390,621		1,390,621
Deemed dividend on issuance of Series A Preferred shares			49,214,977	(49,214,977)
Share-based compensation expenses	73,927,902		73,927,902
Foreign currency translation	(569,628)				(569,628)
Balance at Dec. 31, 2011	18,289,202	4,624	124,341,953	(166,553,261)	(765,033)		20,113,898				41,147,021
Balance (in shares) at Dec. 31, 2011		46,234,659					20,212,500				8,166,667
Increase (Decrease) in Shareholders' Equity
Net lncome (loss)	(9,472,074)			(9,472,074)
Issuance of shares	66,022,797	2,201	66,020,596
Issuance of shares (in shares)		22,009,200
Direct offering expenses of follow-on offering	(3,332,962)		(3,332,962)
Conversion of Preferred Shares into ordinary shares							(20,113,898)	2,021	20,111,877		(41,147,021)	1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)							(20,212,500)	20,212,500			(8,166,667)	12,682,206
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763		2,292,763
Issuance of ordinary shares upon exercise of stock options	191,533	14	191,519
Issuance of ordinary shares upon exercise of stock options (in shares)	146,316	146,316
Share-based compensation expenses	7,596,949		7,596,949
Foreign currency translation	994,606				994,606
Balance at Dec. 31, 2012	82,582,814	10,128	258,368,448	(176,025,335)	229,573
Balance (in shares) at Dec. 31, 2012		101,284,881
Increase (Decrease) in Shareholders' Equity
Net lncome (loss)	52,299,863			52,299,863
Issuance of shares	91,920,000	800	91,919,200
Issuance of shares (in shares)		8,000,000
Direct offering expenses of follow-on offering	(1,571,688)		(1,571,688)
Issuance of ordinary shares upon exercise of stock options	2,049,278	191	2,049,087
Issuance of ordinary shares upon exercise of stock options (in shares)	1,905,026	1,905,026
Issuance of ordinary shares upon vesting of shares awards	48	48
Issuance of ordinary shares upon vesting of shares awards (in shares)		476,065
Share-based compensation expenses	12,456,263		12,456,263
Foreign currency translation	3,518,820				3,518,820
Balance at Dec. 31, 2013	$ 243,255,398	$ 11,167	$ 363,221,310	$ (123,725,472)	$ 3,748,393
Balance (in shares) at Dec. 31, 2013		111,665,972